Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Income taxes
17.	Income taxes

($000s)	2024	2023

Deferred tax expense (recovery)	11,375	(8,695)
	11,375	(8,695)

Tax expense (recovery) recognized in other comprehensive income or directly in equity

($000s)	2024	2023

Financing costs - recognized in statement of equity	(526)	(459)
Revaluation of the secured note liabilities - recognized in OCI	9,455	(22,780)
	8,929	(23,239)

In 2024, the Company recognized income tax expense of $11.4 million, primarily due to the deferred tax liability arising from the gain recognized on remeasurement of the fair value of the secured note liabilities, and by income tax expense arising from the renouncement of expenditures related to the flow-through shares issued which are capitalized for accounting purposes. The income tax expense was partially offset by the impact of the losses in the year. The income tax impact of the revaluation of the secured liabilities that was recorded through other comprehensive income (loss) during 2024, of $9.2 million, was also recorded through other comprehensive income (loss).

(a)	Rate Reconciliation

The provision for income taxes differs from the amount that would have resulted by applying the combined Canadian Federal and Provincial statutory income tax rates of 26.89% (2023 - 26.75%).

($000s)	2024	2023
Earnings (loss) before income taxes	(19,872)	(37,961)
	26.89%	26.75%

Income tax calculated using statutory rates	(5,343)	(10,153)
Non-deductible/(non-taxable) items	5,361	(1,512)
Difference in foreign tax rates	28	(25)
Movement in tax benefits not recognized	4,900	(985)
Renouncement of flow-through expenditures	6,800	4,018
Other	(371)	(38)
Income tax (recovery) expense	11,375	(8,695)
(b)	Deferred Income Tax

The following table summarizes the significant components of deferred income tax assets and liabilities:

($000s)	December 31, 2024	December 31, 2023
Deferred income tax assets:
Property and equipment	2,032	1,253
Provision for reclamation liabilities	1,368	1,406
Financing costs	1,858	2,383
Non-capital loss carryforwards	53,561	46,571
Secured note liabilities	834	21,814
Restricted interest and financing expense	5,423	-
Deferred income tax liabilities:
Mineral interests	(85,380)	(73,427)
Net deferred income tax liabilities	(20,304)	-

(c)	Unrecognized Deferred Tax Assets

The company has not recognized deferred income tax assets in respect of the following tax effected deductible temporary differences:

($000s)	December 31, 2024	December 31, 2023
Marketable securities	-	130
Loss carryforwards	390	1,712
Investment tax credits	1,481	1,481
Foreign tax credits	268	268
Mineral properties	842	351
Other	7,855	1,576

Deferred tax has not been recognized on the deductible temporary difference of $1.4 million (2023 - $1.9 million) relating to investments in subsidiaries as these amounts will not be distributed in the foreseeable future.

The tax losses not recognized expire as per the amount and years noted below. The deductible temporary differences do not expire under the current tax legislation. Deferred tax assets have not been recognized in respect of these items because it is not probable that future taxable profit would be available against which the Company can utilize the benefits there from.

(d)	Income Tax Attributes

As at December 31, 2024, the Company had the following income tax attributes to carry forward.

	($000s)	Expiry date
Canadian non-capital losses	199,007	2044
Canadian capital losses	2,574	Indefinite
Canadian tax basis of mineral interest	481,795	Indefinite

US non-capital losses	614	2044
US tax basis of mineral interest	31,019	Indefinite